UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23086

WP Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 02/28/2021

Date of reporting period: 02/28/2021

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the IPS Strategic Capital Absolute Return Fund (the “Fund”), a series of the WP Trust (the “registrant”), for the period ended February 28, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1), is filed herewith.

IPS Strategic Capital Absolute Return Fund Institutional Class Shares (Ticker Symbol: IPSAX) A series of the WP Trust

ANNUAL REPORT

February 28, 2021

Investment Adviser

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd., Suite 540

Denver, CO 80226

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

LETTER TO SHAREHOLDERS

February 28, 2021 (Unaudited)

Dear Shareholders,

With the COVID crisis in fiscal 2020, the IPS Strategic Capital Absolute Return Fund (the “Fund” or “IPSAX”) was presented with some real advantages and some real challenges. The first mandate of the Fund is to protect wealth. When the S&P 500® Total Return Index(a) (“S&P 500”) hit its low of the year in March 2020, it was down -30.43% YTD compared to IPSAX being down -6.34%(b) YTD, which adhered to its goal of asset protection. Warren Buffett once said, “Winning in the stock market is not beating the market, it is losing less.” When you lose half of your money, you must make 100% return to get back to breakeven. The negative compound effect of loss is what destroys wealth.

Our second mandate is to grow assets. The last fiscal year our portfolio was invested in calls for upside opportunity and invested in puts for downside protection. One of the challenges that the Fund saw through fiscal 2020 was when the Federal Reserve injected massive stimulus into the market and the market responded very quickly and strong to the upside. The value of our calls and our puts lost value very quickly due to a decrease in volatility as the market moved higher. What that means to the shareholders is that we were making money to movement (delta) but that was being offset by the loss in the portfolio to volatility (vega). Because of this phenomenon, the Fund did not bounce as the market bounced.

In light of this drag due to a decrease in volatility, on November 13, 2020 we removed our call positions and replaced them with IVV (iShares Core S&P 500 ETF) and S&P 500 future contracts. The reason why we moved to IVV is because it had an expense ratio of 0.03%. The other benefit of holding the iShares Core S&P 500 ETF in the portfolio was capturing the dividend which is currently 1.53%. The benefit of this is that it will reduce the Fund’s exposure to movements in volatility while still maintaining our proprietary hedge strategy in the portfolio. Our exposure to vega, because of this change, was cut by 90% which means to the shareholders that any changes in volatility will have a de minimis effect on the portfolio going forward. The Fund’s performance during the fiscal year ended February 28, 2021 was 7.90%(b) versus 31.29% for the S&P 500.

The Fund’s current principal holdings are 90% allocated to the S&P 500 through ETFs and Futures, and 10% of the notional exposure of the portfolio is in derivatives on the SPX that are used to hedge the overall portfolio.

As always, we will strive to continue to do our very best for our shareholders and appreciate the privilege of protecting and growing our shareholder’s capital.

Best regards,

Dominick Paoloni, CIMA®

CIO & Founder

Portfolio Manager, IPSAX

Adjunct Professor, University of Denver

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

LETTER TO SHAREHOLDERS

February 28, 2021 (Unaudited) (continued)

(a) The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(b) The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

INVESTMENT HIGHLIGHTS

February 28, 2021 (Unaudited)

The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains.

IPS Strategic Capital, Inc. (the “Adviser”) seeks to reduce the overall volatility of returns by managing a portfolio of options. The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. When the Adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the Adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

The Fund may take a defensive position when the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to be equal to, or less than that of, the market in total.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2021 and are subject to change.

For a detailed break-out of holdings by industry and exchange traded funds by investment type, please refer to the Schedule of Investments, Schedule of Futures Contracts, Schedule of Options Purchased and Schedule of Options Wr itten.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

INVESTMENT HIGHLIGHTS

February 28, 2021 (Unaudited)

Returns as of February 28, 2021	One Year ended February 28, 2021	Since Inception from April 15, 2016 through February 28, 2021
IPS Strategic Capital Absolute Return Fund Institutional Class shares	7.90%	5.51%
S&P 500 Total Return Index	31.29%	15.47%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the IPS Strategic Capital Absolute Return Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the IPS Strategic Capital Absolute Return Fund, which will generally not invest in all the securities comprising the index.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
February 28, 2021	ANNUAL REPORT

	Principal	Fair Value
GOVERNMENT SECURITIES - 9.73%
U. S. Treasury Bill, 0.03%, 03/25/2021 (a) (b)	3,000,000	$2,999,925
U. S. Treasury Bill, 0.03%, 04/22/2021 (a) (b)	3,000,000	2,999,859
TOTAL GOVERNMENT SECURITIES (Cost $5,999,047)		5,999,784

EXCHANGE TRADED FUNDS - 68.12%	Shares

EQUITY FUNDS - 68.12%
iShares Core S&P 500 ETF (a)	110,000	41,994,700
SPDR S&P 500 ETF Trust	1	380

TOTAL EXCHANGE TRADED FUNDS (Cost $40,479,109)		41,995,080

OPTIONS PURCHASED (Cost $4,235,727) - 8.30% (c)		5,118,953

SHORT-TERM INVESTMENT - 3.06%
Federated Government Obligations Fund - Institutional Shares, 0.01% (d)	1,883,761	1,883,761
TOTAL SHORT-TERM INVESTMENT (Cost $1,883,761)		1,883,761

TOTAL INVESTMENTS (Cost $52,597,644) - 89.21%		$54,997,578

OPTIONS WRITTEN (Proceeds $1,727,887) - (3.77)% (e)		(2,325,680)

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES, NET - 14.56%		8,976,096

NET ASSETS - 100%		$61,647,994

(a)	All or a portion of the security is segregated as collateral for options written.
(b)	Rate shown represents the effective yield at February 28, 2021.
(c)	Please refer to the Schedule of Options Purchased for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at February 28, 2021, is subject to change and resets daily.
(e)	Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2021	ANNUAL REPORT

			Initial
	Number of Contracts	Expiration	Notional Amount	Notional Value	Unrealized Appreciation
FUTURES CONTRACTS PURCHASED LONG - 1.03%

E-mini S&P 500 Futures [1]	75	3/19/2021	$13,650,158	$14,284,500	$634,342
TOTAL FUTURES CONTRACTS PURCHASED LONG					$634,342

[1]	Each futures contract is equivalent to 50 units of the underlying index. All futures are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS PURCHASED
February 28, 2021	ANNUAL REPORT

OPTIONS PURCHASED - 8.30%
		Notional	Exercise
	Contracts [2]	Amount	Price	Expiration	Fair Value
PUT OPTIONS PURCHASED - 8.30%
CBOE S&P 500 Index	60	$22,890,000	$3,815	3/5/2021	$396,840
CBOE S&P 500 Index	35	12,162,500	3,475	3/12/2021	57,750
CBOE S&P 500 Index	35	13,440,000	3,840	3/12/2021	315,980
CBOE S&P 500 Index	16	5,632,000	3,520	3/19/2021	29,600
CBOE S&P 500 Index	17	6,035,000	3,550	3/19/2021	41,820
CBOE S&P 500 Index	16	6,192,000	3,870	3/19/2021	162,560
CBOE S&P 500 Index	17	6,630,000	3,900	3/19/2021	216,971
CBOE S&P 500 Index	17	5,907,500	3,475	3/26/2021	45,713
CBOE S&P 500 Index	17	5,916,000	3,480	3/26/2021	48,994
CBOE S&P 500 Index	17	6,579,000	3,870	3/26/2021	179,112
CBOE S&P 500 Index	17	6,587,500	3,875	3/26/2021	216,138
CBOE S&P 500 Index	10	3,335,000	3,335	3/31/2021	20,150
CBOE S&P 500 Index	25	8,362,500	3,345	3/31/2021	49,375
CBOE S&P 500 Index	10	3,765,000	3,765	3/31/2021	84,100
CBOE S&P 500 Index	25	9,437,500	3,775	3/31/2021	208,250
CBOE S&P 500 Index	216	67,500,000	3,125	12/17/2021	3,045,600
TOTAL PUT OPTIONS PURCHASED (Cost $4,235,727)					5,118,953

TOTAL OPTIONS PURCHASED (Cost $4,235,727)					$5,118,953

[2]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST
IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
SCHEDULE OF OPTIONS WRITTEN

February 28, 2021	ANNUAL REPORT

OPTIONS WRITTEN - (3.77)%
		Notional	Exercise
	Contracts [2]	Amount	Price	Expiration	Fair Value
PUT OPTIONS WRITTEN - (3.77)%
CBOE S&P 500 Index	(90)	$(32,985,000)	$3,665	3/5/2021	$(174,690)
CBOE S&P 500 Index	(70)	(26,565,000)	3,795	3/12/2021	(461,510)
CBOE S&P 500 Index	(32)	(12,240,000)	3,825	3/19/2021	(295,680)
CBOE S&P 500 Index	(34)	(13,107,000)	3,855	3/19/2021	(309,400)
CBOE S&P 500 Index	(35)	(13,370,000)	3,820	3/26/2021	(316,855)
CBOE S&P 500 Index	(33)	(12,622,500)	3,825	3/26/2021	(342,045)
CBOE S&P 500 Index	(20)	(7,420,000)	3,710	3/31/2021	(112,000)
CBOE S&P 500 Index	(50)	(18,600,000)	3,720	3/31/2021	(313,500)
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,727,887)					(2,325,680)

TOTAL OPTIONS WRITTEN (Proceeds $1,727,887)					$(2,325,680)

[2]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

CBOE - Chicago Board of Options Exchange

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2021	ANNUAL REPORT

Assets:
Investments, at cost	$52,597,644
Investments, at fair value	$54,997,578
Deposits at broker for options contracts	5,019,539
Deposits at broker for futures contracts	4,055,253
Receivables:
Interest	14
Investment securities sold	634,815
Prepaid expenses	7,480
Total assets	64,714,679

Liabilities:
Options written, at proceeds	$1,727,887
Options written, at fair value	$2,325,680
Payables:
Investment securities purchased	588,238
Fund shares redeemed	55,091
Due to adviser	48,020
Due to administrator	19,790
Accrued expenses	29,866
Total liabilities	3,066,685
Net Assets	$61,647,994

Sources of Net Assets:
Paid-in capital	$56,582,385
Total distributable earnings	5,065,609
Total Net Assets (unlimited shares of beneficial interest authorized)	$61,647,994

Institutional Class Shares:
Net assets applicable to 5,739,265 shares outstanding	$61,647,994
Net Asset Value, Offering and Redemption Price Per Share	$10.74

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENT OF OPERATIONS
ANNUAL REPORT

For the
Year Ended
February 28, 2021
Investment income:
Dividends	$253,102
Interest	109,468
Total investment income	362,570

Expenses:
Management fees (Note 6)	601,252
Accounting and transfer agent fees and expenses	202,312
Portfolio software fees	63,199
Legal fees	31,113
Compliance officer fees	23,935
Audit fees	23,201
Printing and filing fees	17,090
Registration and filing fees	15,904
Custodian fees	9,066
Trustee fees and expenses	8,364
Pricing fees	4,660
Miscellaneous	3,824
Insurance	1,499
Interest expense*	110
Total expenses	1,005,529

Net investment loss	(642,959)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	21,383
Futures contracts	(1,589,464)
Options purchased	10,133,917
Options written	(6,563,307)
Net realized gain on investments, futures contracts and options	2,002,529

Net change in unrealized appreciation (depreciation) on:
Investments	1,496,281
Futures contracts	788,785
Options purchased	2,989,674
Options written	(1,589,126)
Net change in unrealized appreciation on investments, futures contracts and options	3,685,614

Net gain on investments	5,688,143

Net increase in net assets resulting from operations	$5,045,184

* Interest expense is incurred in connection with the Fund's options and futures investment strategies.

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
ANNUAL REPORT

	For the	For the
	Year Ended	Year Ended
	February 28, 2021	February 29, 2020
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(642,959)	$1,306
Net realized gain on investments, futures contracts and options	2,002,529	6,024,026
Net change in unrealized appreciation (depreciation) on investments, futures contracts and options	3,685,614	(3,426,544)
Net increase in net assets resulting from operations	5,045,184	2,598,788

Distributions to shareholders from:
Distributable earnings - Institutional Class	(280,150)	-
Total distributions	(280,150)	-

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	5,182,423	(13,496,020)

Increase (decrease) in net assets	9,947,457	(10,897,232)

Net Assets:
Beginning of year	51,700,537	62,597,769

End of year	$61,647,994	$51,700,537

The accompanying notes are an integral part of these financial statements.

WP TRUST

IPS STRATEGIC CAPITAL ABSOLUTE RETURN FUND
FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, income and expense ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class

	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	February 28, 2021		February 29, 2020		February 28, 2019	February 28, 2018	February 28, 2017 (a)
Net Asset Value, Beginning of Year/Period	$10.00		$9.54		$10.66	$10.38	$10.00

Investment Operations:
Net investment income (loss)	(0.11)		0.00	(b)	(0.02)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments, futures contracts and options	0.90		0.46		(0.20)	1.33	0.56
Total from investment operations	0.79		0.46		(0.22)	1.24	0.45

Distributions:
From net investment income	(0.00	)(i)	—		—	—	—
From net realized capital gains	(0.05)		—		(0.90)	(0.96)	(0.07)
Total distributions	(0.05)		—		(0.90)	(0.96)	(0.07)

Net Asset Value, End of Year/Period	$10.74		$10.00		$9.54	$10.66	$10.38

Total Return (c)	7.90%		4.82%		(2.05)%	12.15%	4.51	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$61,648		$51,701		$62,598	$86,384	$90,391

Ratios of expenses to average net assets: (e) (g)	1.67%		1.65%		1.84%	1.69%	1.52	%(f)

Ratios of net investment income (loss) to average net assets: (e) (g) (j)	(1.07)%		0.00	%(h)	(0.15)%	(0.89)%	(1.24	)%(f)

Portfolio turnover rate	50.17%		0.00%		0.00%	0.00%	0.00	%(d)

(a)	The IPS Strategic Capital Absolute Return Fund commenced operations on April 15, 2016.
(b)	Net investment income resulted in less than $0.005 per share during the year ended February 29, 2020.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios include 0.00%, 0.00%, 0.33%, 0.19% and 0.06% of interest expense during the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018 and period ended February 28, 2017, respectively. Interest expense is incurred in connection with the Fund's options and futures investment strategies.
(f)	Annualized.
(g)	Ratios do not include expenses of the investment companies in which the Fund invests.
(h)	Ratio of net investment income was less than 0.005% during the year ended February 29, 2020.
(i)	Net investment income distributed was less than $0.005 per share during the year ended February 28, 2021.
(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and in which the Fund invests. Ratios do not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IPS Strategic Capital Absolute Return Fund (the “Fund”) is a series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, the Fund may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is IPS Strategic Capital, Inc. (the “Adviser”). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently, only the Institutional Class shares are being offered for sale. The Institutional Class shares commenced operations on April 15, 2016.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indices and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s Adviser seeks to reduce the overall volatility of returns by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity indices over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)       ETFs and Money Market Funds – The Fund may invest in ETFs and money market mutual funds ("MM Funds"). An ETF is a fund that may hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio is designed to track the performance of an index and it is possible the ETF's performance may not closely track its index. ETFs and MM Funds incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF and MM Fund shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs and MM Funds. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and MM Funds in which the Fund invests in addition to the Fund’s direct fees and expenses.

            The Fund may invest a significant portion of its assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Fund may invest greater than 25% of its net assets in one security. As of February 28, 2021, the iShares Core S&P 500 ETF represented 68.12% of the Fund’s net assets. Additional information for this security, including its financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)          Short Sales of Securities – The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss, unlimited in size, as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box” (i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short, or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

e)           Futures Contracts – The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

f)           Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended February 28, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the year ended February 28, 2021, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. As of and during the years ended February 28, 2021, February 29, 2020, February 28, 2019 and February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

g)          Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

h)           Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)           Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

j)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income and expenses are recognized on an accrual basis utilizing the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.       SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

2.       SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

MM Funds – MM Funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options and futures, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Derivatives held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Derivatives that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Fixed income securities – Fixed income securities, including government securities denominated in U.S. dollars, valued using market quotations in an active market, will be categorized as level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as level 2 securities.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will typically be categorized as level 3 securities.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

2.       SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2021.

Financial and Derivative Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Government Securities	$—	$5,999,784	$—	$5,999,784
Exchange Traded Funds	41,995,080	—	—	41,995,080
Futures Contracts (2)	634,342	—	—	634,342
Put Options Purchased	5,118,953	—	—	5,118,953
Short-Term Investment	1,883,761	—	—	1,883,761
Total Assets	$49,632,136	$5,999,784	$—	$55,631,920

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Put Options Written	$2,325,680	$—	$—	$2,325,680
Total Liabilities	$2,325,680	$—	$—	$2,325,680

(1)As of and during the year ended February 28, 2021, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2) Amount represents net unrealized appreciation as presented in Schedule of Futures Contracts

3.       DERIVATIVES TRANSACTIONS

As of February 28, 2021, portfolio securities valued at $25,088,290 were held in escrow by the custodian as collateral for options written by the Fund. As of February 28, 2021, cash of $9,074,792 was held at the broker as collateral for options and futures transactions.

The average monthly notional values of futures contracts purchased long and sold short and options contracts purchased and written by the Fund during the year ended February 28, 2021 were as follows:

Derivative Type	Average Notional Value
Call Options Purchased	$221,072,577
Put Options Purchased	134,978,069
Call Options Written	(116,816,462)
Put Options Written	(116,827,369)
Futures Contracts Purchased Long	13,555,213
Futures Contracts Sold Short	(1,732,162)

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

3.       DERIVATIVES TRANSACTIONS (continued)

As of February 28, 2021, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at fair value	$5,118,953	$5,118,953
Net unrealized appreciation on futures contracts	Schedule of futures contracts (1)	634,342	634,342
Total Assets		$5,753,295	$5,753,295
Liabilities	Location	Equity Contracts	Total
Put options written	Options written, at fair value	$2,325,680	$2,325,680
Total Liabilities		$2,325,680	$2,325,680

(1) The Statement of Assets and Liabilities location for Futures Contracts is "Deposits at broker for futures contracts".

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the year ended February 28, 2021, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$1,132,762	$1,132,762
Put options purchased	Options purchased	1,856,912	1,856,912
Call options written	Options written	—	—
Put option written	Options written	(1,589,126)	(1,589,126)
Future contracts	Futures contracts	788,785	788,785
		$2,189,333	$2,189,333
Net realized gain (loss) on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$14,555,776	$14,555,776
Put options purchased	Options purchased	(4,421,859)	(4,421,859)
Call options written	Options written	(14,862,690)	(14,862,690)
Put option written	Options written	8,299,383	8,299,383
Futures contracts	Futures contracts	(1,589,464)	(1,589,464)
		$1,981,146	$1,981,146

All open derivative positions at February 28, 2021 are reflected on the Fund's Schedule of Investments, Schedule of Futures Contracts, Schedule of Options Purchased and Schedule of Options Written.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

3.       DERIVATIVES TRANSACTIONS (continued)

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement as of February 28, 2021.

Assets:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Purchased	$5,118,953	(1)	$—	$5,118,953	(1)	$(2,325,680)	(2)	$—	$2,793,273
Futures Contracts	634,342	(3)	—	634,342	(3)	—		—	634,342
Total	$5,753,295		$—	$5,753,295		$(2,325,680)		$—	$3,427,615

Liabilities:			Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written	$(2,325,680	)(4)	$—	$(2,325,680	)(4)	$2,325,680	(2)	$—	$—
Total	$(2,325,680)		$—	$(2,325,680)		$2,325,680		$—	$—

(1) Purchased options at value as presented in the Schedule of Options Purchased.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(3) Unrealized appreciation on futures contracts as presented in the Schedule of Futures Contracts and included within deposits at broker for futures contracts in the Statement of Assets and Liabilities.

(4) Written options at value as presented in the Schedule of Options Written.

4.            CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the year ended February 28, 2021 , were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	1,625,163	(1,083,116)	25,936	567,983
Value	$15,770,834	$(10,858,143)	$269,732	$5,182,423

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

4.       CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Fund for the year ended February 29, 2020 , were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	707,218	(2,098,210)	—	(1,390,992)
Value	$6,953,914	$(20,449,934)	$—	$(13,496,020)

5. INVESTMENT TRANSACTIONS

For the year ended February 28, 2021 aggregate purchases and sales of investment securities (excluding short-term investments and short-term government securities) for the Fund were as follows:

Purchases	Sales
$40,478,900	$7,780,234

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the year ended February 28, 2021, the Adviser earned $601,252 of advisory fees.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; and (j) maintaining shareholder account records.

For the year ended February 28, 2021, M3Sixty earned $226,247 including compliance officer fees and out of pocket expenses with $19,790 remaining payable at February 28, 2021.

Certain officers of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund. M3SixtyD is an affiliate of M3Sixty. Fees earned by M3SixtyD are paid by the Adviser.

7. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2021 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$53,480,870	$1,516,708	$—	$1,516,708

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2021

7.                   TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at February 28, 2021, the Fund’s most recent fiscal year-end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Deferred Late Year Loss	Total Distributable Earnings
$1,516,708	$668,552	$2,880,349	$—	$—	$5,065,609

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2021, the Fund did not defer any post-October losses or Post-December losses.

As of February 28, 2021, the Fund did not have any capital loss carryforwards available for federal income tax purposes to offset future capital gains.

As of February 28, 2021, no reclassifications to capital accounts were necessary.

During the year ended February 28, 2021, the Fund distributed $118,463 of ordinary income and $161,687 of long-term capital gains.

The Fund did not pay any distributions during the year ended February 29, 2020.

8.        COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.       SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of IPS Strategic Capital Absolute Return Fund and

Board of Trustees of WP Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, futures contracts, options purchased, and options written, of IPS Strategic Capital Absolute Return Fund (the “Fund”), a series of WP Trust, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

April 28, 2021

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

February 28, 2021 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prior to March 31, 2020, the Fund filed its complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

       A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

       Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the year ended February 28, 2021, the fund distributed $118,463 of ordinary income and $161,687 of long-term capital gains.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2021 to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their own tax advisors.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

February 28, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the annual report provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers – Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Donald H. Baxter YOB: 1942	Trustee	Since 2015	President and Treasurer, Baxter Financial Corporation (investment advisor) (1989 to present).	Five	None
Ronald F. Rohe YOB: 1943	Trustee	Since 2015	Secretary and Chief Compliance Officer, Baxter Financial Corporation (investment advisor) (1990 to present).	Five	None
Michael G. Rogan YOB: 1963	Trustee	Since 2015	President, Rogan & Associates, Inc. (investment advisor) (1997 to present).	Five	None
Interested Trustees*
Charles S. Stoll YOB: 1955	Trustee	Since 2015	Managing Member and Chief Compliance Officer, Winning Points Advisors, LLC (1989 to present).	Five	None
Bradley J. Alden YOB: 1974	Trustee	Since 2015	Program Lead, Culmen International, LLC (Government Consulting Services) (2010 to present).	Five	None
Officers
Dominick Paoloni YOB: 1958	President and Principal Executive Officer - IPS Fund	Since 2020	Founder and Chief Investment Officer of IPS Strategic Capital (1993 – present)	N/A	N/A

* Mr. Stoll is an Interested Trustee because he is a managing member of Winning Points Advisors, LLC, the investment adviser to four funds in the Trust. Mr. Alden is an Interested Trustee because he has a familial relationship with a member of Winning Points Advisors, LLC, the investment adviser to four funds in the Trust.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

February 28, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers (continued)
John H. Lively YOB: 1969	Secretary	Since 2020	Attorney, Practus, LLP (law firm) (May 2018–present); The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
Stephen R. Roberts YOB: 1953	Chief Compliance Officer - IPS Fund	Since 2018	Chief Compliance Officer, Matrix360 Distributors, LLC (2017 – present); Business Unit Compliance Consultant, State Street (2015–2016).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer - IPS Fund	Since 2013	Chief Operating Officer, M3Sixty Administration, LLC, (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer and Acting Principal Financial Officer - IPS Fund	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2018); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary - IPS Fund	Since 2018	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018. Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

ADDITIONAL INFORMATION

February 28, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC (the Fund’s principal underwriter) and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $2,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. Trustee compensation for the Fund’s year ended February 28, 2021 was as follows:

Name of Trustee1/Officer	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Donald H. Baxter	$ 3,300	None	None	$ 3,300
Ronald F. Rohe	$ 3,300	None	None	$ 3,300
Michael G. Rogan	$ 3,300	None	None	$ 3,300
Interested Trustees and Officers
Charles S. Stoll	None	Not Applicable	Not Applicable	None
Bradley J. Alden	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust.

2 Figures are for the year ended February 28, 2021. The Trust currently offers five (5) series. Four series of the Trust are in a separate SAI and have a different fiscal year end.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the Period ended 02/28/21

	Beginning Account Value (09/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2021)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+4.15%)	$1,000.00	1.67%	$1,041.50	$8.45
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	1.67%	$1,016.50	$8.35

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratio as stated in the current Fund prospectus dated June 29, 2020 for the Fund was as follows:
IPS Strategic Capital Absolute Return Fund Institutional Class shares	1.67%

The total annual fund operating expense ratio during the year ended February 28, 2021 was 1.67% for the IPS Strategic Capital Absolute Return Fund Institutional Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the year ended February 28, 2021.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Approval of the Advisory Agreement Renewal for the IPS Strategic Capital Absolute Return Fund (Unaudited)

At a meeting held on January 26, 2021, the Board of Trustees (the “Board”) considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and IPS Strategic Capital, Inc. (the “Adviser”) in regard to the IPS Strategic Capital Absolute Return Fund (the “IPS Fund”).

Legal Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser with respect to the IPS Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the IPS Fund; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the IPS Fund; (iv) the extent to which economies of scale would be realized if the IPS Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the IPS Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the IPS Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the IPS Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Adviser regarding its investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the IPS Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the IPS Fund, information on investment advice, performance, summaries of the IPS Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the IPS Fund; (iii) the anticipated effect of size on the IPS Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the IPS Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)       The nature, extent and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser has under the Advisory Agreement with respect to IPS Fund. The Board reviewed the services provided by the Adviser to the IPS Fund including, without limitation: the Adviser’s processes for formulating investment recommendations, researching and developing improvements to the investment process, and assuring compliance with the IPS Fund’s investment objectives and limitations; its efforts to coordinate services among the IPS Fund’s service providers; and the anticipated efforts to promote the IPS Fund, grow assets and assist in the distribution of the IPS Fund’s shares. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and other information from the Adviser, the Board concluded that the quality, extent and nature of the services to be provided by the Adviser was satisfactory and adequate for the IPS Fund.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Approval of the Advisory Agreement Renewal for the IPS Strategic Capital Absolute Return Fund (Unaudited) (continued)

(2)       Investment Performance of the IPS Fund and the Adviser.

In considering the investment performance of IPS Fund and the Adviser, the Trustees compared the performance of the IPS Fund with the performance of comparable funds with similar objectives managed by other investment advisers. The Trustees also considered the consistency of the Adviser’s management of the IPS Fund with its investment objective and policies and the Adviser’s ongoing commitment to researching and improving its overall investment process. The Board noted that the IPS Fund, in comparison with its Morningstar Options Based Category, had, as of the periods ended December 31, 2020, underperformed the category median and average for the 1-year and 3-year period. The Board also considered the IPS Fund’s performance relative to a peer group selected by the Adviser (the “Peer Group”), noting that the IPS Fund underperformed all the funds in Peer Group for the 1-year and 3-year periods ended December 31, 2020. The Board also considered the range of performance within the Morningstar Options Based Category, noting that the Category captures funds with very diverse strategies. The Board considered the Adviser’s periodic explanations of performance, including those that occurred at this Meeting. They also considered the Adviser’s update on the recent tweaks to the IPS Fund’s strategy and the positive results that have followed. The Trustees noted that the Adviser does not manage any separate accounts that are substantially similar to the IPS Fund. Based on the foregoing, the Board concluded that the investment performance of the IPS Fund was satisfactory.

(3)       The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the IPS Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the IPS Fund, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and its affiliates and the level of commitment to the Adviser’s operations by the Adviser and its principals; the current asset level of the IPS Fund; and the projected overall expenses of the IPS Fund. The Trustees considered financial circumstances of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the IPS Fund (including the management fee) relative to its category median and average. The Trustees noted that the IPS Fund’s management fee of 1.00% was higher than the Morningstar Options Based Category’s median and average management fees of 0.79% and 0.82%, respectively. They also discussed how the IPS Fund’s management fee compared to the Peer Group, noting that the Fund’s management fee was within the range of management fees charged by the Peer Group. The Trustees compared the IPS Fund’s overall expense ratio to its Morningstar Options Based Category’s median and average expense ratios, noting that the Fund’s expense ratio was higher than both comparative ratios. The Board discussed the complexity of the IPS Fund’s strategy and the labor intense nature of the strategy. The Board also considered the ongoing investment IPS Capital has made in research and refinement of its investment strategies. They considered the Adviser’s decision to diversify its ownership structure by offering a non-controlling ownership stake in the firm to one of its key employees. It was noted that the Fund may invest in other investment companies so the Board considered the nature of the services rendered and determined, based on the information provided by the Adviser in its response, as well as discussions with the Adviser, that the fees paid with respect to the IPS Fund were based on services provided that are in addition to, rather than duplicative of, the services provided by the investment advisers to the underlying investment companies in which the IPS Fund may invest. The Board discussed the Adviser’s high level of service provided to shareholders and its overall performance record relative to its stated investment strategy. The Board considered the Adviser’s profitability as it relates to its services to the IPS Fund, concluding that, in consideration of the above factors, the Adviser’s profitability was reasonable. The Board further concluded that the fee to be paid to the Adviser by the IPS Fund was fair and reasonable.

(4)       The extent to which economies of scale would be realized as the IPS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the IPS Fund’s investors.

In this regard, the Board considered the IPS Fund’s fee arrangements with the Adviser. The Trustees noted that the IPS Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to secure such arrangements for the IPS Fund. The Trustees noted that the Adviser does not manage separately managed accounts with substantially similar strategies as the IPS Fund. Following further discussion of the IPS Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the IPS Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Approval of the Advisory Agreement Renewal for the IPS Strategic Capital Absolute Return Fund (Unaudited) (continued)

(5)       Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the IPS Fund; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the IPS Fund; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board, other than the receipt of advisory fees under the Advisory Agreement, in managing the assets of the IPS Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the IPS Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the IPS Fund.

WP Trust	ANNUAL REPORT

IPS Strategic Capital Absolute Return Fund

Fund’s Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of IPS Strategic Capital (“IPS”) as the Fund’s Liquidity Risk Management Administrator. IPS has representatives from their compliance, operations, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program in order to prepare a written report to the Board of Trustees for consideration at its meeting held on January 26, 2021. The report concluded that (i) the Fund did not experience any significant liquidity challenges during the review period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

WP TRUST

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IPS Strategic Capital, Inc.

215 S. Wadsworth Blvd.

Suite 540

Denver, CO 80226

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street

Suite 830

Milwaukee, WI 53202

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Ronald F. Rohe. Mr. Rohe is “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $16,000 with respect to the registrant’s fiscal year ended February 28, 2021 and $16,000 with respect to the registrant’s fiscal year ended February 29, 2020 for the IPS Strategic Capital Absolute Return Fund.

(b)	Audit-Related Fees. There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 of Form N-CSR.

(c)	Tax Fees. The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,500 with respect to the registrant’s fiscal year ended February 28, 2021 and $3,500 with respect to the registrant’s fiscal year ended February 29, 2020 for the IPS Strategic Capital Absolute Return Fund. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4 of Form N-CSR were $1,600 for the fiscal year ended February 28, 2021 and $1,350 for the fiscal year ended February 29, 2020 for the IPS Strategic Capital Absolute Return Fund. The fees were for the review of the semi-annual report.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)

There were no services described in each of paragraphs (b) through (d) of this Item 4 of Form N-CSR that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.
(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the last two fiscal years ended February 28, 2021 and February 29, 2020 for the IPS Strategic Capital Absolute Return Fund are disclosed in (b) through (c) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant, the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust - IPS Strategic Capital Absolute Return Fund

/s/ Dominick Paoloni
By: Dominick Paoloni Principal Executive Officer, IPS Strategic Capital Absolute Return Fund
Date: May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Dominick Paoloni
By: Dominick Paoloni Principal Executive Officer, IPS Strategic Capital Absolute Return Fund
Date: May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By: Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer, IPS Strategic Capital Absolute Return Fund
Date: May 3, 2021